Equity (Details) - USD ($)								1 Months Ended	12 Months Ended
		Feb. 20, 2024	Oct. 03, 2023	Oct. 10, 2022	Jan. 06, 2022	Sep. 13, 2021	Feb. 26, 2020	Dec. 17, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 15, 2019	Aug. 14, 2019	Apr. 16, 2019
Equity [Line Items]
Ordinary share authorized (in Shares)									500,000,000
Ordinary share par value (in Dollars per share)									$ 0.0001
Issued ordinary shares (in Shares)												135,007
Description of ordinary shares voting rights									Holders of Class A Ordinary Shares and Class B Class A Ordinary Shares have the same rights except for voting and conversion rights. In respect of matters requiring a shareholder vote, each Class A Ordinary Share will be entitled to 1 vote and each Class B Ordinary Share will be entitled to 15 votes.
Ordinary shares issued (in Shares)									135,007
Economic beneficial interest rate									5.18%
Voting ownership interest									1.31%
After-tax profits percentage									10.00%
Reserve funds percentage									50.00%
Accrued statutory reserve									$ 56,151	$ 115,963	$ 397,552
Percentage of retained earnings									10.00%	10.00%	10.00%
Statutory reserve funds									$ 1,371,168	$ 1,315,017
Net assets									$ 13,370,283	$ 13,314,132
PRC Enterprise Income Tax [Member]
Equity [Line Items]
Tax rate									10.00%
Hong Kong [Member]
Equity [Line Items]
Tax rate									5.00%
IPO [Member]
Equity [Line Items]
Proceeds from sale of over-allotment shares							$ 13,260,000
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary share authorized (in Shares)	[1]								450,000,000	450,000,000
Ordinary share par value (in Dollars per share)	[1]								$ 0.001	$ 0.001
Issued ordinary shares (in Shares)													14,752,352
Committed to issue ordinary shares (in Shares)									135,007
Issued ordinary shares (in Shares)					1,060,000
Per share (in Dollars per share)					$ 1.8
Aggregate offering price								$ 10,400,000
Gross proceeds					$ 1,908,000
Aggregation of shares (in Shares)			18,000	18,000		18,000
Class A Ordinary Shares [Member] | IPO [Member]
Equity [Line Items]
Ordinary share par value (in Dollars per share)							$ 0.0001
Issued ordinary shares (in Shares)							3,000,000
Per share (in Dollars per share)							$ 4
Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Equity [Line Items]
Issued ordinary shares (in Shares)							315,000
Per share (in Dollars per share)							$ 4
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary share authorized (in Shares)	[1]								50,000,000	50,000,000
Ordinary share par value (in Dollars per share)	[1]								$ 0.001	$ 0.001
Issued ordinary shares (in Shares)													5,497,715	10,000
VIE [Member]
Equity [Line Items]
Statutory reserve funds									$ 1,371,168	$ 1,315,017
Retained earnings
Restricted net assets									$ 13,370,283	$ 13,314,132
Zhongchao Shanghai [Member]
Equity [Line Items]
Percentage of shareholders									6.25%			6.25%
Subsequent Event [Member]
Equity [Line Items]
Ordinary share par value (in Dollars per share)		$ 0.0001
Shareholders stock split		1-for-10
Ordinary shares par value (in Shares)		0.0001

[1]	Retrospectively restated for the effect of share consolidation (see Note 17)